Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)
Classes of current inventories [abstract]
Finished products	$ 27,145			$ 25,864
Raw materials	5,363			5,194
Spare parts	1,362			2,102
Work in process	225			198
Inventories in transit	1,591			1,437
Other				45
Total inventories	$ 35,686	$ 1,817		$ 34,840

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3